CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Net revenues	$ 105,228	$ 97,425	$ 424,385		$ 331,993		$ 248,435
Operating expenses:
Video gaming expenses	67,980	61,621	271,999		210,507		157,010
General and administrative	23,468	16,124	75,028		58,157		45,364
Depreciation and amortization of property and equipment	4,867	6,041	26,398		20,782		16,768
Amortization of route and customer acquisition costs and location contracts acquired	5,565	4,303	17,975		14,681		9,792
Other expenses, net	1,204	616	19,649		2,997		1,331
Total operating expenses	103,084	88,705	411,049		307,124		230,265
Operating income	2,144	8,720	13,336		24,869		18,170
Interest expense	4,249	3,047	12,860		9,644		8,105
Loss on debt extinguishment			1,141		0		0
(Loss) income before income tax expense	(2,105)	5,673	(665)		15,225		10,065
Income tax expense	(139)	1,678	5,199		4,422		1,754
Net (loss) income	$ (1,966)	$ 3,995	$ (5,864)		$ 10,803		$ 8,311
Net (loss) income per common share:
Net (loss) income per common share - basic (in usd per share)	$ (0.03)	$ 0.07	$ (0.09)	[1]	$ 0.19	[1]	$ 0.15	[1]
Net (loss) income per common share - diluted (in usd per share)	$ (0.03)	$ 0.06	$ (0.09)	[1]	$ 0.17	[1]	$ 0.14	[1]
Weighted average number of shares outstanding:
Weighted average number of shares outstanding - basic (in shares)	78,003	57,588	61,850	[1]	57,621	[1]	56,321	[1]
Weighted average number of shares outstanding - diluted (in shares)	78,003	61,948	61,850	[1]	62,182	[1]	59,408	[1]
Net video gaming
Net revenues	$ 101,575	$ 94,175	$ 410,636		$ 321,711		$ 240,235
Amusement
Net revenues	1,692	1,438	5,912		4,199		3,422
ATM fees and other revenue
Net revenues	$ 1,961	$ 1,812	$ 7,837		$ 6,083		$ 4,778

[1]	Per share and share amounts have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 3.